PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE PARNASSUS FUND

Portfolio of Investments as of March 31, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
225,000	Genzyme Corp. [1]	2.9%	$11,661,750

	Communications Equipment
480,000	QUALCOMM Inc.	5.0%	$20,155,200

	Computer Peripherals
380,000	Seagate Technology [1]	1.7%	$6,938,800

	Consulting Services
50,000	Accenture PLC	0.5%	$2,097,500

	Data Storage
260,000	Brocade Communications Systems Inc. [1]	0.4%	$1,484,600

	Education
285,000	Bridgepoint Education Inc. [1,3]	1.8%	$7,005,300

	Electronic Components
450,000	Corning Inc.	2.3%	$9,094,500

	Financial Services
170,000	American Express Co.		$7,014,200
280,000	JPMorgan Chase & Co.		12,530,000
470,000	Wells Fargo & Co.		14,626,400
		8.6%	$34,170,600

	Food Products
20,000	Sysco Corp.	0.1%	$590,000

	Home Builders
1,215,000	DR Horton Inc.		$15,309,000
530,000	KB Home		8,877,500
1,360,000	Pulte Homes Inc. [1]		15,300,000
530,000	Toll Brothers Inc. [1]		11,024,000
		12.6%	$50,510,500

	Industrial Manufacturing
230,000	Teleflex Inc.	3.7%	$14,736,100

	Insurance
270,000	Tower Group Inc.	1.5%	$5,985,900

	Internet
100,000	eBay Inc. [1]		$2,695,000
15,000	Google Inc. [1]		8,505,150
190,000	Yahoo! Inc. [1]		3,140,700
		3.6%	$14,340,850

	Machinery
140,000	Deere & Co.	2.1%	$8,324,400

	Medical Equipment
70,000	Gen-Probe Inc. [1]		$3,500,000
210,000	Medtronic Inc.		9,456,300
		3.2%	$12,956,300

	Natural Gas
200,000	Quicksilver Resources Inc. [1]	0.8%	$2,814,000

	Networking Products
470,000	Cisco Systems Inc. [1]		$12,234,100
170,000	Finisar Corp. [1,3]		2,670,700
		3.7%	$14,904,800

	Oil & Gas
730,000	W&T Offshore Inc. [3]	1.5%	$6,132,000

	Pharmaceuticals
10,000	Valeant Pharmaceuticals International [1]	0.1%	$429,100

	Professional Services
310,000	Administaff Inc.	1.7%	$6,615,400

	Retail
690,000	Lowe's Cos., Inc.		$16,725,600
280,000	Target Corp.		14,728,000
150,000	Walgreen Co.		5,563,500
		9.3%	$37,017,100

	Semiconductor Capital Equipment
1,360,000	Applied Materials Inc.		$18,332,800
290,000	Lam Research Corp. [1]		10,822,800
		7.3%	$29,155,600

	Semiconductors
440,000	Altera Corp.		$10,696,400
610,000	Intel Corp.		13,578,600
530,000	Texas Instruments Inc.		12,969,100
		9.3%	$37,244,100

	Software
430,000	Autodesk Inc. [1]		$12,650,600
590,000	Symantec Corp. [1]		9,982,800
540,000	VeriSign Inc. [1]		14,045,400
		9.2%	$36,678,800

	Telecommunications Equipment
1,050,000	Ciena Corp. [1,3]	4.0%	$16,002,000

	Waste Management
160,000	Waste Management Inc.	1.4%	$5,508,800

	Total investment in equities
	(cost $339,811,837)	98.3%	$392,554,000

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Albina Community Bank 1.29%, matures 01/24/2011		$96,723
100,000	Carver Federal Savings Bank 1.25%, matures 02/04/2011		96,603
100,000	Community Bank of the Bay 1.64%, matures 09/06/2010		98,258
100,000	Latino Community Credit Union 1.15%, matures 02/20/2011		96,438
100,000	Louisville Community Development Bank 1.25%, matures 05/10/2010		99,573
100,000	Opportunities Credit Union 1.00%, matures 04/25/2010		99,737
100,000	Self-Help Credit Union 2.05%, matures 01/14/2011		96,844
100,000	Southern Bancorp 1.50%, matures 01/12/2011		96,866
100,000	Wainwright Bank & Trust Co. 1.24%, matures 01/30/2011		96,658
		0.2%	$877,700

	Community Development Loans [2]
200,000	Boston Community Loan Fund 1.00%, matures 06/30/2010		$197,010
200,000	Root Capital Loan Fund 2.00%, matures 03/16/2011		188,493
100,000	Vermont Community Loan Fund 1.50%, matures 12/15/2010		95,743
		0.1%	$481,246

	Time Deposit
7,647,143	BBH Cash Management Service
	Wells Fargo, Grand Cayman, 0.03%, due 04/01/2010	2.0%	$7,647,143

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
19,282,278	Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class variable rate, 0.07%	4.8%	$19,282,278

	Total short-term securities
	(cost $28,288,367)	7.1%	$28,288,367

	Total securities
	(cost $368,100,205)	105.4%	$420,842,367

	Payable upon return of securities loaned	-4.8%	$(19,282,278)

	Other assets and liabilities - net	-0.6%	$(2,128,429)

	Total net assets	100.0%	$399,431,660

1  This security is non-income producing.

2  Market value adjustments have been applied to these securities to reflect early withdrawal.

3  This security, or partial position of this security, was on loan at March 31, 2010.

The total value of the securities on loan at March 31, 2010 was $18,634,611.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$342,017,655
Unrealized appreciation	$54,439,003
Unrealized depreciation	(3,902,658)

Net unrealized appreciation	$50,536,345

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years).  The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of March 31, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$88,969,400	$-	$-	$88,969,400
Consumer Staples	6,153,500	-	-	6,153,500
Energy	8,946,000	-	-	8,946,000
Financials	40,156,500	-	-	40,156,500
Healthcare	39,783,250	-	-	39,783,250
Industrials	20,448,600	-	-	20,448,600
Information Technology	188,096,750	-	-	188,096,750
Short-Term Investments	26,929,421	-	1,358,946	28,288,367
Total	$419,483,421	$-	$1,358,946	$420,842,367

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2010.

Balance as of December 31, 2009	$1,378,738
Discounts/premiums amortization	(19,792)
Net purchases (sales)	-
Balance as of March 31, 2010	$1,358,946

THE PARNASSUS MID-CAP FUND

Portfolio of Investments as of March 31, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
9,000	Coach Inc.	1.3%	$355,680

	Chemicals
3,700	Praxair Inc.	1.1%	$307,100

	Consulting Services
10,500	Accenture PLC		$440,475
9,000	Cognizant Technology Solutions Corp. [1]		458,820
		3.3%	$899,295

	Data Processing
15,000	Fiserv Inc. [1]		$761,400
17,000	Paychex Inc.		521,900
		4.7%	$1,283,300

	Financial Services
35,000	Glacier Bancorp Inc.		$533,050
68,000	Hudson City Bancorp Inc.		962,880
25,000	SEI Investments Co.		549,250
		7.6%	$2,045,180

	Food Products
23,000	McCormick & Co.		$882,280
38,000	Sysco Corp.		1,121,000
		7.4%	$2,003,280

	Healthcare Products
5,000	CareFusion Corp. [1]		$132,150
14,000	DENTSPLY International Inc.		487,900
		2.3%	$620,050

	Healthcare Services
7,000	Cardinal Health Inc.	0.9%	$252,210

	Industrial Manufacturing
24,000	Cooper Industries PLC		$1,150,560
5,100	Danaher Corp.		407,541
22,500	Pentair Inc.		801,450
11,000	Teleflex Inc.		704,770
		11.3%	$3,064,321

	Insurance
12,000	AFLAC Inc.	2.4%	$651,480

	Machinery
13,000	Deere & Co.	2.9%	$772,980

	Medical Equipment
12,500	C. R. Bard Inc.		$1,082,750
17,000	Gen-Probe Inc. [1]		850,000
26,500	Patterson Companies Inc.		822,825
7,000	Varian Medical Systems Inc. [1]		387,310
		11.6%	$3,142,885

	Natural Gas
7,000	Energen Corp.		$325,710
5,600	EQT Corp.		229,600
23,000	MDU Resources Group Inc.		496,340
6,000	Southwestern Energy Co. [1]		244,320
		4.8%	$1,295,970

	Oil & Gas
13,500	Noble Corp.		$564,570
5,500	Pioneer Natural Resources Co.		309,760
3,000	Transocean Ltd. [1]		259,140
10,000	Ultra Petroleum Corp. [1]		466,300
		5.9%	$1,599,770

	Pharmaceuticals
15,500	Valeant Pharmaceuticals International [1]	2.5%	$665,105

	Retail
11,000	Nordstrom Inc.	1.8%	$449,350

	Semiconductor Capital Equipment
75,000	Applied Materials Inc.	3.7%	$1,011,000

	Semiconductors
14,500	Microchip Technology Inc.	1.5%	$408,320

	Services
13,500	Ecolab Inc.	2.2%	$593,325

	Software
10,600	Adobe Systems Inc. [1]		$374,922
22,500	Autodesk Inc. [1]		661,950
6,100	Check Point Software Technologies Ltd. [1]		213,866
10,500	Citrix Systems Inc. [1]		498,435
20,000	Intuit Inc. [1]		686,800
30,000	Symantec Corp. [1]		507,600
20,000	Synopsys Inc. [1]		447,400
		12.5%	$3,390,973

	Waste Management
37,000	Waste Management Inc.	4.7%	$1,273,910

	Total investment in equities
	(cost $21,133,051)	96.4%	$26,085,484

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposit
1,055,754	BBH Cash Management Service
	Citibank, London, 0.03%, due 04/01/2010	3.9%	$1,055,754

	Total short-term securities
	(cost $1,055,754)	3.9%	$1,055,754

	Total securities
	(cost $22,188,805)	100.3%	$27,141,238

	Other assets and liabilities - net	-0.3%	$(71,966)

	Total net assets	100.0%	$27,069,272

	1 This security is non-income producing. Fund holdings will vary over time. Industry classifications are unaudited. Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid-Cap Fund

Cost of long-term investments	$21,214,184
Unrealized appreciation	$4,881,811
Unrealized depreciation	(10,511)

Net unrealized appreciation	$4,871,300

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years).  The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of March 31, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$805,030	$-	$-	$805,030
Consumer Staples	2,003,280	-	-	2,003,280
Energy	1,844,090	-	-	1,844,090
Financials	2,696,660	-	-	2,696,660
Healthcare	5,385,020	-	-	5,385,020
Industrials	4,406,441	-	-	4,406,441
Information Technology	6,992,888	-	-	6,992,888
Materials	900,425	-	-	900,425
Utilities	1,051,650	-	-	1,051,650
Short-Term Investments	1,055,754	-	-	1,055,754
Total	$27,141,238	$-	$-	$27,141,238

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of March 31, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
170,000	Myriad Genetics Inc. [1]	2.3%	$4,088,500

	Building Materials
45,000	Simpson Manufacturing Co., Inc.	0.7%	$1,249,200

	Chemicals
40,000	Compass Minerals International Inc.	1.8%	$3,209,200

	Computer Peripherals
387,000	Electronics for Imaging Inc. [1]	2.5%	$4,500,810

	Consulting Services
80,000	FTI Consulting Inc. [1]	1.8%	$3,145,600

	Data Processing
180,000	Jack Henry & Associates Inc.	2.4%	$4,330,800

	Data Storage
800,000	Brocade Communications Systems Inc. [1]	2.6%	$4,568,000

	Education
315,000	Bridgepoint Education Inc. [1,3]	4.4%	$7,742,700

	Electric Motors
20,000	Baldor Electric Co.	0.4%	$748,000

	Electronics
50,000	Analogic Corp.	1.2%	$2,136,500

	Financial Services
80,000	Glacier Bancorp Inc.		$1,218,400
155,000	SEI Investments Co.		3,405,350
		2.6%	$4,623,750

	Healthcare Services
160,000	LHC Group Inc. [1]	3.0%	$5,364,800

	Home Builders
140,000	DR Horton Inc.		$1,764,000
200,000	KB Home		3,350,000
200,000	Pulte Homes Inc. [1]		2,250,000
265,000	Toll Brothers Inc. [1]		5,512,000
		7.2%	$12,876,000

	Home Products
10,000	WD-40 Co.	0.2%	$328,300

	Industrial Manufacturing
90,000	Teleflex Inc.	3.2%	$5,766,300

	Insurance
285,000	Tower Group Inc.	3.6%	$6,318,450

	Machinery
110,000	Graco Inc.	2.0%	$3,520,000

	Medical Equipment
10,000	Cyberonics Inc. [1]		$191,600
105,000	Gen-Probe Inc. [1]		5,250,000
		3.1%	$5,441,600

	Natural Gas
60,000	Energen Corp.		$2,791,800
433,000	Quicksilver Resources Inc. [1]		6,092,310
		5.0%	$8,884,110

	Networking Products
340,000	Finisar Corp. [1,3]	3.0%	$5,341,400

	Oil & Gas
425,000	Mariner Energy Inc. [1]		$6,362,250
500,000	W&T Offshore Inc.		4,200,000
		5.9%	$10,562,250

	Pharmaceuticals
90,000	Valeant Pharmaceuticals International [1]	2.2%	$3,861,900

	Professional Services
405,000	Administaff Inc.	4.9%	$8,642,700

	Retail
60,000	Nash Finch Co.	1.0%	$2,019,000

	Semiconductor Capital Equipment
140,000	Cognex Corp.		$2,588,600
52,000	Cymer Inc. [1]		1,939,600
20,000	Electro Scientific Industries Inc. [1]		256,200
15,000	Lam Research Corp. [1]		559,800
		3.0%	$5,344,200

	Software
520,000	ClickSoftware Technologies Ltd. [1]		$3,588,000
384,000	Mentor Graphics Corp. [1]		3,079,680
210,000	VeriSign Inc. [1]		5,462,100
75,000	Websense Inc. [1]		1,707,750
		7.8%	$13,837,530

	Telecommunications Equipment
500,000	Ciena Corp. [1,3]		$7,620,000
280,000	Harmonic Inc. [1]		1,766,800
315,000	Tellabs Inc.		2,384,550
		6.6%	$11,771,350

	Utility & Power Distribution
65,000	AGL Resources Inc.		$2,512,250
100,000	Northwest Natural Gas Co.		4,660,000
210,000	NorthWestern Corp.		5,630,100
105,000	Ormat Technologies Inc. [3]		2,954,700
		8.9%	$15,757,050

	Total investment in equities
	(cost $147,375,732)	93.3%	$165,980,000

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposit
19,354,556	BBH Cash Management Service
	Wells Fargo, Grand Cayman, 0.03%, due 04/01/2010	10.9%	$19,354,556

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
18,393,123	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.07%	10.3%	$18,393,123

	Total short-term securities
	(cost $37,747,679)	21.2%	$37,747,679

	Total securities
	(cost $185,123,411)	114.5%	$203,727,679

	Payable upon return of securities loaned	-10.3%	$(18,393,123)

	Other assets and liabilities - net	-4.2%	$(7,427,884)

	Total net assets	100.0%	$177,906,672

1  This security is non-income producing.

3  This security, or partial position of this security, was on loan at March 31, 2010.

The total value of the securities on loan at March 31, 2010 was $17,868,087.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$148,014,411
Unrealized appreciation	$21,119,363
Unrealized depreciation	(3,153,774)

Net unrealized appreciation	$17,965,589

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years).  The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of March 31, 2010, that are valued at fair value on a recurring basis:

Investment securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$20,618,700	$-	$-	$20,618,700
Consumer Staples	2,347,300	-	-	2,347,300
Energy	16,654,560	-	-	16,654,560
Financials	10,942,200	-	-	10,942,200
Healthcare	26,659,600	-	-	26,659,600
Industrials	17,305,500	-	-	17,305,500
Information Technology	49,694,090	-	-	49,694,090
Materials	3,209,200	-	-	3,209,200
Utilities	18,548,850	-	-	18,548,850
Short-Term Investments	37,747,679	-	-	37,747,679
Total	$203,727,679	$-	$-	$203,727,679

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments as of March 31, 2010 (unaudited)
Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
90,000	Genzyme Corp. [1]	3.8%	$4,664,700

	Building Materials
50,000	Simpson Manufacturing Co., Inc.	1.1%	$1,388,000

	Communications Equipment
210,000	QUALCOMM Inc.	7.2%	$8,817,900

	Computer Peripherals
80,000	Seagate Technology [1]	1.2%	$1,460,800

	Computers
40,000	International Business Machines Corp.	4.2%	$5,130,000

	Consulting Services
68,000	Accenture PLC	2.3%	$2,852,600

	Data Processing
80,000	Paychex Inc.	2.0%	$2,456,000

	Data Storage
450,000	Brocade Communications Systems Inc. [1]	2.1%	$2,569,500

	Electronic Components
240,000	Corning Inc.	4.0%	$4,850,400

	Financial Services
30,000	American Express Co.		$1,237,800
192,000	SEI Investments Co.		4,218,240
40,000	Wells Fargo & Co.		1,244,800
		5.5%	$6,700,840

	Footwear
30,000	Nike Inc.	1.8%	$2,205,000

	Industrial Manufacturing
7,000	3M Co.	0.5%	$584,990

	Internet
195,000	eBay Inc. [1]		$5,255,250
2,100	Google Inc. [1]		1,190,721
290,000	Yahoo! Inc. [1]		4,793,700
		9.2%	$11,239,671

	Machinery
75,000	Deere & Co.		$4,459,500
65,000	Graco Inc.		2,080,000
		5.3%	$6,539,500

	Medical Equipment
110,000	Medtronic Inc.	4.0%	$4,953,300

	Natural Gas
100,000	MDU Resources Group Inc.	1.8%	$2,158,000

	Networking Products
180,000	Cisco Systems Inc. [1]	3.8%	$4,685,400

	Office Equipment
7,000	Canon Inc. (ADR)	0.3%	$323,470

	Oil & Gas
35,000	Devon Energy Corp.	1.8%	$2,255,050

	Pharmaceuticals
20,000	Novartis AG (ADR)	0.9%	$1,082,000

	Retail
26,000	Costco Wholesale Corp.		$1,552,460
185,000	Lowe's Cos., Inc.		4,484,400
40,000	Target Corp.		2,104,000
100,000	Walgreen Co.		3,709,000
		9.7%	$11,849,860

	Semiconductor Capital Equipment
410,000	Applied Materials Inc.		$5,526,800
40,000	Electro Scientific Industries Inc. [1]		512,400
		4.9%	$6,039,200

	Semiconductors
180,000	Altera Corp.		$4,375,800
211,000	Intel Corp.		4,696,860
100,000	Texas Instruments Inc.		2,447,000
		9.4%	$11,519,660

	Software
10,000	Adobe Systems Inc. [1]		$353,700
110,000	Autodesk Inc. [1]		3,236,200
45,000	Microsoft Corp.		1,317,150
220,000	Symantec Corp. [1]		3,722,400
		7.0%	$8,629,450

	Utility & Power Distribution
95,000	Northwest Natural Gas Co.	3.6%	$4,427,000

	Total investment in equities
	(cost $101,772,048)	97.4%	$119,382,291

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposit
4,295,653	BBH Cash Management Service
	Citibank, London, 0.03%, due 04/01/2010	3.5%	$4,295,653

	Total short-term securities
	(cost $4,295,653)	3.5%	$4,295,653

	Total securities
	(cost $106,067,701)	100.9%	$123,677,944

	Other assets and liabilities - net	-0.9%	$(1,157,857)

	Total net assets	100.0%	$122,520,087

	1 This security is non-income producing. Fund holdings will vary over time. Industry classifications are unaudited. Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$101,932,480
Unrealized appreciation	$17,449,811
Unrealized depreciation	-

Net unrealized appreciation	$17,449,811

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years).  The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of March 31, 2010, that are valued at fair value on a recurring basis:

Investment securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$8,793,400	$-	$-	$8,793,400
Consumer Staples	5,261,460	-	-	5,261,460
Energy	2,255,050	-	-	2,255,050
Financials	6,700,840	-	-	6,700,840
Healthcare	10,700,000	-	-	10,700,000
Industrials	8,512,490	-	-	8,512,490
Information Technology	70,574,051	-	-	70,574,051
Utilities	6,585,000	-	-	6,585,000
Short-Term Investments	4,295,653	-	-	4,295,653
Total	$123,677,944	$-	$-	$123,677,944

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 25, 2010

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 25, 2010